Shareholder Report, Holdings (Details) - C000020574	Jun. 30, 2024
U.S. Treasury NotesFR_91282CHM6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FNMA Pool #FM9834FR_3140XD4U7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FNMA Pool #BX7762FR_3140NCTU3
Holdings [Line Items]
Percent of Net Asset Value	2.50%
FHLMC Pool #SD8256FR_3132DWE58
Holdings [Line Items]
Percent of Net Asset Value	2.50%
U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
U.S. Treasury BondsFR_912810RB6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury NotesFR_91282CKB6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
U.S. Treasury BondsFR_912810SA7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FNMA Pool #MA5106FR_31418EU81
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Sector Fixed IncomeUtilities
Holdings [Line Items]
Percent of Total Investments	1.20%
Sector Fixed IncomeCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
Sector Fixed IncomeIndustrial
Holdings [Line Items]
Percent of Total Investments	1.80%
Sector Fixed IncomeBasic Materials
Holdings [Line Items]
Percent of Total Investments	1.90%
Sector Fixed IncomeCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
Sector Fixed IncomeCommunications
Holdings [Line Items]
Percent of Total Investments	3.10%
Sector Fixed IncomeTechnology
Holdings [Line Items]
Percent of Total Investments	3.10%
Sector Fixed IncomeConsumer, Cyclical
Holdings [Line Items]
Percent of Total Investments	3.30%
Sector Fixed IncomeEnergy
Holdings [Line Items]
Percent of Total Investments	4.10%
Sector Fixed IncomeConsumer, Non-cyclical
Holdings [Line Items]
Percent of Total Investments	6.30%
Sector Fixed IncomeFinancial
Holdings [Line Items]
Percent of Total Investments	11.50%
Sector Fixed IncomeResidential Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	28.90%
Sector Fixed IncomeGovernment
Holdings [Line Items]
Percent of Total Investments	30.80%
AssetBonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.50%